ICON NATURAL RESOURCES & INFRASTRUCTURE FUND
Portfolio of Investments
March 31, 2023

Security Description	Shares	Value
Common Stock (77.97%)

Basic Materials (1.48%)
Sociedad Quimica y Minera de Chile SA	20,000	$1,621,200

Consumer, Cyclical (1.83%)
MRC Global Inc*	100,000	972,000
WW Grainger Inc	1,500	1,033,215
Total Consumer, Cyclical		2,005,215

Energy (36.18%)
Ecopetrol SA	400,000	4,224,000
Enterprise Products Partners LP	140,000	3,626,000
Golar LNG Ltd*	130,000	2,808,000
Imperial Oil Ltd	25,000	1,270,250
Magellan Midstream Partners LP	25,000	1,356,500
Phillips 66	17,000	1,723,460
Plains All American Pipeline LP	240,000	2,992,800
Ranger Oil Corp	107,000	4,369,880
Southwestern Energy Co*	775,000	3,875,000
Suncor Energy Inc	84,000	2,608,200
TechnipFMC PLC*	175,000	2,388,750
Ultrapar Participacoes SA	1,500,000	4,095,000
Valero Energy Corp	8,000	1,116,800
YPF SA*	300,000	3,294,000
Total Energy		39,748,640

Industrial (36.09%)
AAR Corp*	40,000	2,182,000
Alamo Group Inc	9,000	1,657,440
Armstrong World Industries Inc	22,000	1,567,280
Berry Global Group Inc	33,000	1,943,700
Canadian National Railway Co	20,000	2,359,400
Cemex SAB de CV*	550,000	3,041,500
Chart Industries Inc*	9,500	1,191,300
CSX Corp	55,000	1,646,700
Eagle Materials Inc	8,000	1,174,000
The Greenbrier Cos Inc	50,000	1,608,500
JB Hunt Transport Services Inc	10,000	1,754,600
Loma Negra Cia Industrial Argentina SA	450,000	3,127,500
Masco Corp	35,000	1,740,200
MasTec Inc*	24,000	2,266,560
Myers Industries Inc	90,000	1,928,700
Old Dominion Freight Line Inc	4,500	1,533,780
Oshkosh Corp	13,000	1,081,340
Saia Inc*	8,500	2,312,680
Terex Corp	24,000	1,161,120
Union Pacific Corp	16,000	3,220,160
Woodward Inc	11,719	1,141,079
Total Industrial		39,639,539

Utilities (2.39%)
UGI Corp	44,000	1,529,440
National Fuel Gas Co	19,000	1,097,060
Total Utilities		2,626,500

Total Common Stock (Cost $82,442,649)		85,641,094

Money Market Funds (22.04%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 4.65%)	24,214,720	24,214,720
Total Money Market Funds (Cost $24,214,720)		24,214,720

Total Investments (Cost $106,657,369) (100.01%)		$109,855,814
Liabilities in Excess of Other Assets (-0.01%)		(10,097)
Net Assets (100.00%)		$109,845,717

* Non-income producing security.